Equity (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Equity [Abstract]
Issued as at April 01	178,684,647	178,530,787	178,530,787
Issued for cash	0	0	0
Issued for consideration other than cash	0	0	0
Exercise of share options	459,700	153,860	0
Issued as at March 31	179,144,347	178,684,647	178,530,787